Lease liabilities - Reconciliation of cash and non-cash changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities.
Beginning balance	$ 605,558	$ 376,101	$ 314,747
Additions through business combinations		216,218	44,557
Additions through new leases or remeasurements	159,624	118,609	131,438
Interest and finance charges for lease liabilities	61,617	52,234	32,826
Payments for the principal of lease liabilities	(72,854)	(76,629)	(63,324)
Interest paid for lease liabilities	(58,443)	(36,178)	(32,923)
Remeasurements or terminations	(67,547)	(37,718)	(30,978)
Effects of movement in exchange rates	(25,961)	(7,079)	(20,242)
Closing balance	$ 601,994	$ 605,558	$ 376,101